IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Covered bonds	$ 36,000	$ 29,000
Capital lease commitments	60	89
Commitments to extend credit to private equity investments	205	123
Not later than one month [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Capital lease commitments	2	2
Later than one month and not later than three months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Capital lease commitments	5	5
Over 3 months to 6 months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Covered bonds	1,000
Capital lease commitments	7	7
Later than six months and not later than nine months [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Covered bonds	3,000
Capital lease commitments	6	7
Later than nine months and not later than one year [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Covered bonds	2,000
Capital lease commitments	6	7
Over 1 year to 2 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Covered bonds	5,000	2,000
Capital lease commitments	12	26
Later than two years and not later than five years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Covered bonds	22,000	19,000
Capital lease commitments	17	25
Over 5 years [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Covered bonds	3,000	8,000
Capital lease commitments	$ 5	$ 10